Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 774	¥ 698	¥ 1,949	¥ 1,891
Reinsurance premiums	¥ (1,282)	¥ (1,293)	¥ (3,933)	¥ (4,142)